UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:  ___  Amendment Number:      ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name: Churchill Management Corporation
Address:    5900 Wilshire Blvd., Suite 600
            Los Angeles, CA  90036

Form 13F File Number:   28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Eileen Holmes
Title:      Senior Vice President
Phone:      323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                             Los Angeles, CA         July 15, 2009
            [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $ 720,925 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER                   TITLE CUSIP          VALUE X1000     SHARES                  INV.     OTHER VOTING AUTH
                                 OF                                                           DISC.    MGR
                                      CLASS
                                                                                                                 SOLE
ABRAXAS PETE CORP COM            COM     003830106              12         12500 SH           Sole                   12500
AMAZON.COM INC                   COM     023135106           66568        795698 SH           Sole                  795698
AMERICAN INTERNATIONAL GROUP I   COM     026874784              42      36635.51 SH           Sole                36635.51
BANK AMER CORP COM               COM     060505104             364         27603 SH           Sole                   27603
CALAMOS GBL DYN INC COM          COM     12811L107             134      19220.26 SH           Sole                19220.26
CENTRAL PAC FINL CORP COM        COM     154760102             233      62077.36 SH           Sole                62077.36
CITIGROUP INC                    COM     172967101              30      10000.15 SH           Sole                10000.15
CTC MEDIA INC                    COM     12642X106             459         38821 SH           Sole                   38821
DIREXION SHS ETF TR DLY TECH B   COM     25459W102             712          7914 SH           Sole                    7914
EDWARDS LIFESCIENCES COM         COM     28176E108           34557        507962 SH           Sole                  507962
EXXON MOBIL CORP                 COM     30231G102             344      4916.493 SH           Sole                4916.493
FUTURE NOW GROUP INC COM         COM     361157100               0         74000 SH           Sole                   74000
ISHARES TR FTSE XNHUA IDX        COM     464287184           89243       2325861 SH           Sole                 2325861
ISHARES TR MSCI EMERG MKT        COM     464287234           40014       1241522 SH           Sole                 1241522
ISHARES TR RUSSELL MCP GR        COM     464287481            1207         33116 SH           Sole                   33116
ISHARES TR RUSSELL MCP VL        COM     464287473            1178         40646 SH           Sole                   40646
ISHARES TR RUSSELL MIDCAP        COM     464287499            1199         18306 SH           Sole                   18306
ISHARES TRUST RUSSELL 2000 IND   COM     464287655            1227         24026 SH           Sole                   24026
LARGO VISTA GROUP LTD COM        COM     517104105               0         23160 SH           Sole                   23160
LEGG MASON INC                   COM     524901105             404         16583 SH           Sole                   16583
LONGTOP FINL TECHNLGS ADR        COM     54318P108             568         23146 SH           Sole                   23146
MALAGA FINL CORP COM             COM     561046103             329         32535 SH           Sole                   32535
MAXY GOLD CORP COM               COM     57778C103               8         95000 SH           Sole                   95000
MIDCAP SPDR TR UNIT SER 1        COM     595635103           87813      834726.9 SH           Sole                834726.9
MORGAN STANLEY TECHNOLOGY ETF    COM     78464A102             814         18083 SH           Sole                   18083
NETEASE COM INC ADR              COM     64110W102           30635        870801 SH           Sole                  870801
NEUTRAL TANDEM INC COM           COM     64128B108            1607         54442 SH           Sole                   54442
NVE CORP COM NEW                 COM     629445206             489         10061 SH           Sole                   10061
PACIFIC WILDCAT RES CP COM       COM     694927104               0         17500 SH           Sole                   17500
PEETS COFFEE & TEA INC           COM     705560100             937         37202 SH           Sole                   37202
POWERSHARES QQQ TRUST            COM     73935a104          132442       3640526 SH           Sole                 3640526
PROSHARES TR PSHS ULTRA FINL     COM     74347R743             209         54070 SH           Sole                   54070
ROYCE MICRO-CAP TR INC COM       COM     780915104              67         11076 SH           Sole                   11076
SECTOR SPDR TR SBI CYCL TRANS    COM     81369Y407            2959        128212 SH           Sole                  128212
SECTOR SPDR TR SBI INT-ENERGY    COM     81369Y506            2830      58893.11 SH           Sole                58893.11
SECTOR SPDR TR SBI INT-TECH      COM     81369Y803           88629       4867049 SH           Sole                 4867049
SELECT SECTOR SPDR FUND SHS BE   COM     81369Y100            2642        102391 SH           Sole                  102391
SELECT SECTOR SPDR TR SBI CONS   COM     81369Y308            2810        122206 SH           Sole                  122206
STANDARD & POORS DEPOSITARY RE   COM     78462f103           10329      112337.1 SH           Sole                112337.1
STEMCELLS INC COM                COM     85857R105              35         20500 SH           Sole                   20500
SYNAPTICS INC COM                COM     87157D109           17352        448962 SH           Sole                  448962
TEVA PHARMACEUTICAL INDUSTRIES   COM     881624209           34294      695045.2 SH           Sole                695045.2
VALEANT PHARMACEUTICAL COM       COM     91911X104             432         16796 SH           Sole                   16796
VANGUARD INTL EQTY IDX EMR MKT   COM     922042858            1035         32534 SH           Sole                   32534
VICOR TECHNOLOGIES INC COM       COM     92581N103              14         20000 SH           Sole                   20000
VISA INC                         COM     92826C839           63645       1022250 SH           Sole                 1022250
WESTERN AST HI INCM II COM       COM     95766j102              72         10000 SH           Sole                   10000




Q:\EDGAR EasePlus\4058-2 Churchill\Churchill 13Fs